Other operating expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating expenses [line items]
lease and sublease payments in respect of operating leases	€ 307	€ 310	€ 281
Increase in local bank taxes	30
Local bank taxes	381	351
Netherlands [member] | Floating rate debt securities [member]
Disclosure of other operating expenses [line items]
Other one-off procured cost savings		116
Regulatory Cost [Member]
Disclosure of other operating expenses [line items]
Contributions to the Deposit Guarantee Schemes	341	316	233
Contributions to the Single Resolution Fund	€ 179	€ 176	€ 143